Submission	Dec. 08, 2025
Submission [Line Items]
Central Index Key	0000070858
Registrant Name	BANK OF AMERICA CORP /DE/
Registration File Number	333-290665
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A